UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

ANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

October 31, 2015

1.809107.112
REA-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
Real Estate Investment Trusts - 96.9%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	2,512,603	$101,936
Apartment Investment & Management Co. Class A	1,863,374	73,026
AvalonBay Communities, Inc.	405,600	70,911
Camden Property Trust (SBI)	975,600	71,990
Equity Residential (SBI)	2,011,800	155,552
Essex Property Trust, Inc.	593,600	130,853
Post Properties, Inc.	772,300	46,137
UDR, Inc.	4,321,241	148,910
		799,315
REITs - Diversified - 10.6%
Cousins Properties, Inc.	4,540,000	45,582
Digital Realty Trust, Inc.	2,956,000	218,626
Duke Realty LP	8,303,300	171,878
DuPont Fabros Technology, Inc.	1,256,000	40,305
		476,391
REITs - Health Care - 6.0%
Care Capital Properties, Inc.	38	1
HCP, Inc.	4,274,500	159,011
Ventas, Inc.	2,022,754	108,662
		267,674
REITs - Hotels - 6.1%
Ashford Hospitality Prime, Inc.	137,667	2,024
DiamondRock Hospitality Co.	3,578,200	41,793
Host Hotels & Resorts, Inc.	10,953,005	189,816
RLJ Lodging Trust	1,492,300	37,442
		271,075
REITs - Management/Investment - 0.0%
Coresite Realty Corp.	40,000	2,198
REITs - Manufactured Homes - 4.1%
Equity Lifestyle Properties, Inc.	1,828,687	110,599
Sun Communities, Inc.	1,086,363	72,808
		183,407
REITs - Office Property - 11.6%
Alexandria Real Estate Equities, Inc.	531,000	47,652
Boston Properties, Inc.	1,346,200	169,419
Brandywine Realty Trust (SBI)	2,331,100	31,470
Douglas Emmett, Inc.	1,612,000	49,247
Highwoods Properties, Inc. (SBI)	813,123	35,330
Hudson Pacific Properties, Inc.	89,000	2,543
New York (REIT), Inc.	3,720,203	42,410
Piedmont Office Realty Trust, Inc. Class A (a)	1,746,900	33,855
SL Green Realty Corp.	902,946	107,107
		519,033
REITs - Regional Malls - 15.2%
General Growth Properties, Inc.	7,170,200	207,577
Simon Property Group, Inc.	1,542,272	310,706
Tanger Factory Outlet Centers, Inc.	1,225,300	42,824
The Macerich Co.	1,394,200	118,145
		679,252
REITs - Shopping Centers - 9.5%
Acadia Realty Trust (SBI)	1,179,000	38,777
Cedar Shopping Centers, Inc.	1,128,305	7,887
DDR Corp.	8,644,867	145,234
Kimco Realty Corp.	5,430,600	145,377
Kite Realty Group Trust	2,040,150	53,880
Ramco-Gershenson Properties Trust (SBI)	1,949,124	32,745
		423,900
REITs - Storage - 9.3%
Extra Space Storage, Inc.	1,156,300	91,625
Public Storage	1,421,000	326,065
		417,690
REITs - Warehouse/Industrial - 6.6%
Chambers Street Properties	3,631,566	25,711
DCT Industrial Trust, Inc.	2,207,873	81,956
Prologis, Inc.	4,044,400	172,817
Terreno Realty Corp.	728,361	16,301
		296,785

TOTAL REAL ESTATE INVESTMENT TRUSTS		4,336,720

Real Estate Management & Development - 1.5%
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc. Class A (b)	3,082,700	68,128
TOTAL COMMON STOCKS
(Cost $3,288,085)		4,404,848

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.18% (c)	73,188,257	73,188
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	4,752,675	4,753
TOTAL MONEY MARKET FUNDS
(Cost $77,941)		77,941
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,366,026)		4,482,789
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,513)
NET ASSETS - 100%		$4,475,276

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Securities Lending Cash Central Fund	34
Total	$48

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo,LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $3,404,475,000. Net unrealized appreciation aggregated $1,078,314,000, of which $1,197,108,000 related to appreciated investment securities and $118,794,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2015

1.809077.112
IRE-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Australia - 8.4%
360 Capital Group Ltd. unit	1,151,768	$836,012
Abacus Property Group unit	2,420,682	5,612,849
ALE Property Group	742,569	2,061,864
Ardent Leisure Group unit	509,417	1,006,679
Hotel Property Investments unit	1,130,322	2,066,443
Mirvac Group unit	5,192,021	6,636,689
National Storage (REIT) unit	1,112,953	1,245,151
Westfield Corp. unit (a)	2,268,802	16,460,435

TOTAL AUSTRALIA		35,926,122

Austria - 2.2%
Buwog-Gemeinnuetzige Wohnung	433,119	9,216,005
Belgium - 1.4%
Warehouses de Pauw	75,368	6,174,442
Bermuda - 4.8%
Great Eagle Holdings Ltd.	1,607,385	5,287,268
Hongkong Land Holdings Ltd.	1,595,300	11,961,868
Tai Cheung Holdings Ltd.	3,995,000	3,207,037

TOTAL BERMUDA		20,456,173

Cayman Islands - 4.1%
Cheung Kong Property Holdings Ltd.	2,483,000	17,373,904
France - 3.0%
Accor SA	42,242	2,101,462
Altarea	16,052	3,022,833
Societe Fonciere Lyonnaise SA	140,474	6,410,598
Terreis	39,300	1,255,000

TOTAL FRANCE		12,789,893

Germany - 7.1%
alstria office REIT-AG (b)	375,700	5,244,793
DIC Asset AG	465,600	4,583,397
LEG Immobilien AG	106,083	8,463,260
Vonovia SE	365,190	12,183,973

TOTAL GERMANY		30,475,423

Greece - 0.3%
Grivalia Properties REIC	134,391	1,222,166
Hong Kong - 8.1%
Hang Lung Properties Ltd.	1,980,000	4,844,709
Hysan Development Co. Ltd.	2,390,703	10,604,032
Magnificent Estates Ltd.	55,943,000	1,584,765
Sino Land Ltd.	4,225,348	6,521,833
Sun Hung Kai Properties Ltd.	820,044	10,953,987

TOTAL HONG KONG		34,509,326

Ireland - 0.7%
Dalata Hotel Group PLC (a)	253,900	1,261,989
Hibernia (REIT) PLC	1,200,000	1,776,155

TOTAL IRELAND		3,038,144

Israel - 0.7%
Azrieli Group	72,800	2,852,430
Italy - 1.0%
Beni Stabili SpA SIIQ	2,065,862	1,701,522
Immobiliare Grande Distribuzione SpA	2,378,888	2,379,201

TOTAL ITALY		4,080,723

Japan - 20.9%
Advance Residence Investment Corp.	5,964	12,725,703
Fukuoka (REIT) Investment Fund	5,144	8,388,215
Goldcrest Co. Ltd.	107,300	2,007,635
Ichigo, Inc. (b)	639,800	1,650,426
Japan Post Holdings Co. Ltd.	92,100	1,068,534
Kenedix, Inc.	872,000	3,148,428
Kyoritsu Maintenance Co. Ltd. (b)	17,000	1,166,327
Mitsubishi Estate Co. Ltd.	1,107,000	23,741,266
Mitsui Fudosan Co. Ltd.	726,000	19,757,112
Ship Healthcare Holdings, Inc.	89,600	2,170,401
Sumitomo Realty & Development Co. Ltd.	250,000	8,232,094
The Sumitomo Warehouse Co. Ltd.	195,000	1,034,530
Tokyu Fudosan Holdings Corp.	306,600	2,155,137
Uchiyama Holdings Co. Ltd.	501,200	1,938,342

TOTAL JAPAN		89,184,150

Netherlands - 1.2%
VastNed Retail NV	102,449	4,985,118
New Zealand - 0.8%
Arvida Group Ltd.	1,894,003	1,077,320
Auckland International Airport Ltd.	311,873	1,110,832
Port of Tauranga Ltd.	90,443	1,102,383

TOTAL NEW ZEALAND		3,290,535

Norway - 1.6%
Olav Thon Eiendomsselskap A/S	268,378	4,485,206
Selvaag Bolig ASA (b)	806,200	2,286,688

TOTAL NORWAY		6,771,894

Singapore - 7.6%
Parkway Life REIT	6,379,000	10,503,772
UOL Group Ltd.	2,543,936	11,871,940
Wing Tai Holdings Ltd.	7,960,281	9,905,968

TOTAL SINGAPORE		32,281,680

Spain - 1.2%
Inmobiliaria Colonial SA (a)	7,199,700	5,336,159
Sweden - 3.5%
Castellum AB	254,100	3,806,942
Hufvudstaden AB Series A	312,350	4,423,729
Kungsleden AB	444,400	3,329,014
Wallenstam AB (B Shares)	388,100	3,438,754

TOTAL SWEDEN		14,998,439

Switzerland - 0.8%
PSP Swiss Property AG	39,500	3,438,692
United Kingdom - 13.2%
Assura PLC	2,711,182	2,351,001
Big Yellow Group PLC	561,100	6,487,438
Derwent London PLC	143,323	8,572,733
Development Securities PLC	379,800	1,396,417
Empiric Student Property PLC	650,600	1,098,247
Hansteen Holdings PLC (b)	1,647,500	3,151,874
Helical Bar PLC	1,367,627	9,308,294
Primary Health Properties PLC	274,250	1,824,312
Safestore Holdings PLC	2,259,600	11,338,465
Segro PLC	688,786	4,776,123
St. Modwen Properties PLC	288,125	1,953,919
Unite Group PLC	392,390	4,022,641

TOTAL UNITED KINGDOM		56,281,464

TOTAL COMMON STOCKS
(Cost $403,887,283)		394,682,882

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 0.18% (c)	31,637,616	31,637,616
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	4,130,908	4,130,908
TOTAL MONEY MARKET FUNDS
(Cost $35,768,524)		35,768,524
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $439,655,807)		430,451,406
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,231,035)
NET ASSETS - 100%		$426,220,371

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,169
Fidelity Securities Lending Cash Central Fund	10,312
Total	$22,481

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,121,222	$3,363,451	$3,757,771	$--
Financials	378,059,318	158,297,541	219,761,777	--
Health Care	5,186,063	1,077,320	4,108,743	--
Industrials	4,316,279	2,213,215	2,103,064	--
Money Market Funds	35,768,524	35,768,524	--	--
Total Investments in Securities:	$430,451,406	$200,720,051	$229,731,355	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$203,986,489
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo. LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $442,518,474. Net unrealized depreciation aggregated $12,067,068, of which $16,260,972 related to appreciated investment securities and $28,328,040 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015